INCOME TAXES - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax liabilities is recognised	$ 6	$ 5
Domestic Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Statutory income tax rate	26.00%	26.00%